Share capital and other equity - Cumulative preference shares (Details)	Dec. 15, 2021 GBP (£) shares
11% Cumulative Preference Shares
Number of own shares purchased | shares	259,314
Dividend rate	11.00%
Nominal value	£ 259,314
Percentage Of Preferred Stock Shares Purchased	51.86%
Preferred Stock Shares Purchase Price Percentage	155.00%
Total consideration	£ 401,937
5 1/2% Cumulative Preference Shares
Number of own shares purchased | shares	157,546
Dividend rate	5.50%
Nominal value	£ 157,546
Percentage Of Preferred Stock Shares Purchased	39.39%
Preferred Stock Shares Purchase Price Percentage	102.00%
Total consideration	£ 160,697